April 9, 1998


Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

Re: Certification under Rule 497(J) - The AAL Variable Life Account I File No. 333-31011, File No. 811-08289

The undersigned hereby certifies that the form of Prospectus that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically March 31, 1998.

Please direct any comments or questions  concerning this certification to Joseph
F. Wreschnig, Esq. at (920) 734-5721 extension 3503.

Sincerely,

/s/ Joseph F. Wreschnig

Joseph F. Wreschnig